                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-5522

                         RIVERSOURCE SECTOR SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end:   6/30
Date of reporting period: 12/31

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
DIVIDEND OPPORTUNITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2008


RIVERSOURCE DIVIDEND OPPORTUNITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT
INCOME. SECONDARY OBJECTIVE IS GROWTH OF INCOME AND
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Manager Commentary.................    5

Fund Expenses Example..............   11

Portfolio of Investments...........   14

Statement of Assets and
  Liabilities......................   21

Statement of Operations............   22

Statements of Changes in Net
  Assets...........................   24

Financial Highlights...............   26

Notes to Financial Statements......   35

Proxy Voting.......................   49



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Dividend Opportunity Fund (the Fund) Class A shares declined
  25.13% (excluding sales charge) for the six months ended Dec. 31, 2008.

> The Fund outperformed its benchmark, the Russell 1000(R) Value Index, which decreased 26.93% during the same six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper Equity
  Income Funds Index, which fell 26.40% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2008)
--------------------------------------------------------------------------------


                          6 months*   1 year  3 years  5 years  10 years
------------------------------------------------------------------------
RiverSource Dividend
  Opportunity Fund Class
  A (excluding sales
  charge)                  -25.13%   -35.92%   -5.94%   +0.33%   -0.92%
------------------------------------------------------------------------
Russell 1000 Value Index
  (unmanaged)(1)           -26.93%   -36.85%   -8.32%   -0.79%   +1.36%
------------------------------------------------------------------------
Lipper Equity Income
  Funds Index(2)           -26.40%   -35.40%   -7.65%   -1.19%   +0.50%
------------------------------------------------------------------------


* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.11%       1.11%
-----------------------------------------
Class B              1.87%       1.87%
-----------------------------------------
Class C              1.87%       1.87%
-----------------------------------------
Class I              0.72%       0.72%
-----------------------------------------
Class R2(b)          1.52%       1.52%
-----------------------------------------
Class R3(b)          1.27%       1.27%
-----------------------------------------
Class R4             1.02%       1.01%
-----------------------------------------
Class R5(b)          0.77%       0.77%
-----------------------------------------
Class W              1.16%       1.16%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that increased the management fee by 0.05% for the year ended June 30, 2008), will not exceed 1.06 for Class A, 1.82% for Class B, 1.82% for Class C, 0.70% for Class I, 1.50% for Class R2, 1.25% for Class R3, 0.96% for Class R4, 0.75% for Class R5 and 1.15% for Class W.
(b) Inception date for Class R2, Class R3 and Class R5 was Aug. 1, 2008.




--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT DEC. 31, 2008
                                                                            SINCE
Without sales charge     6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION**
Class A (inception
  8/1/88)                 -25.13%   -35.92%   -5.94%   +0.33%   -0.92%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                -25.46%   -36.47%   -6.64%   -0.43%   -1.68%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                -25.38%   -36.42%   -6.65%   -0.42%     N/A       -2.93%
------------------------------------------------------------------------------------
Class I (inception
  3/4/04)                 -24.97%   -35.69%   -5.56%     N/A      N/A       +0.31%
------------------------------------------------------------------------------------
Class R2 (inception
  8/01/08)                   N/A       N/A      N/A      N/A      N/A      -24.56%*
------------------------------------------------------------------------------------
Class R3 (inception
  8/01/08)                   N/A       N/A      N/A      N/A      N/A      -24.48%*
------------------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                -25.05%   -35.72%   -5.64%   +0.61%   -0.71%        N/A
------------------------------------------------------------------------------------
Class R5 (inception
  8/01/08)                   N/A       N/A      N/A      N/A      N/A      -24.39%*
------------------------------------------------------------------------------------
Class W (inception
  12/1/06)                -25.13%   -35.99%     N/A      N/A      N/A      -16.20%
------------------------------------------------------------------------------------

With sales charge
Class A (inception
  8/1/88)                 -29.43%   -39.60%   -7.80%   -0.86%   -1.43%        N/A
------------------------------------------------------------------------------------
Class B (inception
  3/20/95)                -29.12%   -39.55%   -7.81%   -0.78%   -1.68%        N/A
------------------------------------------------------------------------------------
Class C (inception
  6/26/00)                -26.11%   -37.04%   -6.65%   -0.42%     N/A       -2.93%
------------------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.
**For classes with less than 10 years performance.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
4  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

Dear Shareholders:

RiverSource Dividend Opportunity Fund (the Fund) Class A shares declined 25.13% (excluding sales charge) for the six months ended Dec. 31, 2008. The Fund outperformed the Russell 1000(R) Value Index (Russell Index), which decreased 26.93%. The Fund also outperformed its peer group, as represented by the Lipper Equity Income Funds Index, which fell 26.40% during the same period.

SIGNIFICANT PERFORMANCE FACTORS
The U.S. equity markets were characterized by negativity through most of the six months ended Dec. 31, 2008. The period from September through November, in particular, was one of the most challenging ever for investors. Volatility soared, as the equity markets reacted to a litany of bad economic news. Investor concerns were fostered by rising unemployment and a still-fragile housing market as well as by continued financial disruptions. Underlying this uncertainty were signs that U.S. economic growth was weakening and moving into a recession, as evidenced by waning consumer demand and a dimming export sector, which, until recently, had been a rare bright spot in the U.S. economic

SECTOR DIVERSIFICATION(1) (at Dec. 31, 2008; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      4.7%
------------------------------------------------
Consumer Staples                            8.4%
------------------------------------------------
Energy                                     15.5%
------------------------------------------------
Financials                                 14.3%
------------------------------------------------
Health Care                                11.1%
------------------------------------------------
Industrials                                 5.9%
------------------------------------------------
Information Technology                      3.6%
------------------------------------------------
Materials                                   8.0%
------------------------------------------------
Telecommunication Services                 15.3%
------------------------------------------------
Utilities                                  10.0%
------------------------------------------------
Other(2)                                    3.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.
(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY (continued) -------------------------------------------------


picture. Global financial institutions cut back lending as other major financial institutions either went bankrupt, were forced to merge or were taken over by the government. Together, these factors heightened investor risk aversion and fear. As a result, investors sold off all types of equity assets in a flight to the relative safety of U.S. Treasuries. All sectors within the Russell Index declined, led by energy (more specifically the energy sector's oil services companies), which fell along with the dramatic decrease in crude oil prices.

Despite economic weakness and market turmoil, the Fund continued to increase its dividend payout at a rate greater than inflation during the semiannual period. Also, the Fund maintained a net dividend yield at a level in excess of 150% of the broader market yield (as represented by the S&P 500 Index) during the semiannual period. The net dividend yield is the dividend yield after expenses.

Having significant exposure to the utilities sector contributed the most to the Fund's performance during the period. The utilities sector outperformed the Russell Index and provided an attractive dividend yield. Within utilities, positions in telecommunications companies QWEST COMMUNICATIONS INTL. and VERIZON COMMUNICATIONS particularly

TOP TEN HOLDINGS (at Dec. 31, 2008; % of portfolio assets)
---------------------------------------------------------------------

Chevron                                     4.5%
------------------------------------------------
AT&T                                        3.9%
------------------------------------------------
BP ADR                                      3.6%
------------------------------------------------
Verizon Communications                      3.5%
------------------------------------------------
Pfizer                                      3.4%
------------------------------------------------
Lorillard                                   3.2%
------------------------------------------------
Bristol-Myers Squibb                        3.1%
------------------------------------------------
Bank of America                             2.3%
------------------------------------------------
US Bancorp                                  2.2%
------------------------------------------------
JPMorgan Chase & Co                         2.1%
------------------------------------------------


For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Current and future portfolio holdings are subject to risk.


--------------------------------------------------------------------------------
6  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



helped. Similarly, having only a modest allocation to the comparatively weaker performing capital goods industry group boosted the Fund's results. Stock selection within capital goods also helped, as the Fund maintained a sizable position in CATERPILLAR, which was a standout performer, and only a small position in GENERAL ELECTRIC, which declined substantially. Stock selection was also effective in the health care sector, where pharmaceuticals companies BRISTOL-MYERS SQUIBB and PFIZER performed especially well. Maintaining only a small exposure to the weakly-performing information technology sector helped as did strong stock selection in the sector. Positions in a basket of U.S. airline companies further buoyed the Fund's results during the period.

Detracting from performance most was having a sizable allocation to materials, the worst performing sector in the Russell Index during the period. A position in diversified metals producer RIO TINTO particularly hurt, as its share price declined on decreased commodity prices. Having only a modest exposure to integrated oils also hurt, as this industry slightly outpaced the Russell Index during the period. More notably, not having a material position in strongly-performing EXXON MOBIL detracted from results as did having more sizable positions in weaker competitors CHEVRON and BP.

CHANGES TO THE FUND'S PORTFOLIO
We reduced the Fund's exposure to the consumer staples sector, particularly tobacco companies, including LORILLARD, REYNOLDS, AMERICAN TOBACCO and PHILIP MORRIS INTL. These tobacco companies had performed well for an extended period of time, so we took profits on concerns that federal regulation of the tobacco industry might become increasingly restrictive with the incoming administration. We also reduced the Fund's positions in COCA-COLA and KRAFT FOODS. We reduced the Fund's allocation to the materials sector, primarily by trimming its position in COMPASS MINERALS INTL. In the consumer discretionary sector, we eliminated the Fund's holding in FORD MOTOR COMPANY.

We redeployed the proceeds from these sales primarily in the health care, financials, utilities and information technology sectors. In health care, we increased the Fund's position in BRISTOL-MYERS SQUIBB. In financials, we focused on bank-related names, increasing the Fund's holdings in BANK OF AMERICA, COMERICA and JPMORGAN CHASE. In utilities, we established

--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



a position in PEPCO HOLDINGS and added to positions in QWEST COMMUNICATIONS INTL. and VERIZON COMMUNICATIONS. In information technology, we increased the Fund's holdings in MICROCHIP TECHNOLOGY and NOKIA. Other than these, we made no meaningful changes to the Fund's portfolio during the period, maintaining a low 14% turnover rate.

OUR FUTURE STRATEGY
We expect economic activity, as measured by gross domestic product (GDP), to continue to contract through the first half of 2009. However, we believe there is a potential for a rally given attractive valuations, a large federal government stimulus package, and potential stabilization in the credit markets. Serving as a potential catalyst for this rally may be equity market volatility levels; while still elevated, they are widely anticipated to be lower than those of 2008. Another catalyst may be the great attention we expect to see focused on the new U.S. administration's economic policies, which appear to be biased toward aggressive intervention in and stimulus for the financial markets. Further, interest rates are low and may stay that way for a while, and the major drop in oil prices has helped put some cash into the pockets of consumers. It is important to note that historically, equities generally rally one to two quarters before an economic recovery takes hold.

At the end of 2008, several factors led us to believe that equity investments were particularly attractive. Risk aversion among equity investors was at a generational high, with valuation spreads between higher-risk assets and comparatively risk-free assets reaching levels not seen since the 1970s. Consistent with this were equity market price/earnings ratios at their lowest levels in nearly 20 years. These factors, together with quick, unprecedented government intervention into the equity markets, produced what we believe to be a compelling opportunity to add cyclicality to the Fund's portfolio as we enter 2009. During the coming months, we expect to de-emphasize defensive sectors in favor of industrials and other sectors that traditionally benefit from both rising markets and economic recoveries.

As always, we take larger positions in sectors, industries or individual stocks when we believe we have identified factors that have the potential to move the share values higher while other investors have either missed, ignored or strongly disagree with these factors. We intend to focus on

--------------------------------------------------------------------------------
8  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



larger-cap stocks and to continue to add stocks offering greater dividend-yield potential. Of course, we intend to continue carefully monitoring economic data and shifts in market conditions as we seek stock-specific and industry-level opportunities to add value for the Fund's shareholders.

We remain optimistic about dividend-paying stocks. At the end of the period, the average yield of U.S. equities was above the yield of 10-year Treasury bonds for the first time since 1958. While this points to the attractiveness of equities from a yield perspective, we believe a goal of maintaining a net dividend yield that exceeds the S&P 500 Index yield makes the Fund much more attractive than 10-year Treasuries for risk-tolerant investors who are seeking yield. Further, we intend to continue to seek opportunities for yield from investments in companies across a wide variety of sectors in an effort to mitigate the risk of dividend cuts seen recently among several companies within the financials sector. Indeed, we continue to seek a diversified mix of dividend-paying stocks, with a focus on large-cap, value-oriented companies.




  Despite economic weakness and market turmoil, the Fund continued to increase its dividend payout at a rate greater than inflation during the semiannual period.






--------------------------------------------------------------------------------
              RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------



(PHOTO - WARREN SPITZ)                 (PHOTO - LATON SPAHR)

Warren Spitz                           Laton Spahr, CFA(R)
Senior Portfolio Manager               Portfolio Manager

(PHOTO - STEVE SCHROLL)                (PHOTO - PAUL STOCKING)

Steve Schroll                          Paul Stocking
Portfolio Manager                      Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
10  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  11

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                JULY 1, 2008(A)  DEC. 31, 2008  THE PERIOD(B)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $  748.70        $4.45          1.01%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.11        $5.14          1.01%
--------------------------------------------------------------------------------------------

Class B
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $  745.40        $7.74          1.76%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,016.33        $8.94          1.76%
--------------------------------------------------------------------------------------------

Class C
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $  746.20        $7.75          1.76%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,016.33        $8.94          1.76%
--------------------------------------------------------------------------------------------

Class I
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $  750.30        $2.82           .64%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.98        $3.26           .64%
--------------------------------------------------------------------------------------------

Class R2
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  754.40        $5.33          1.45%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,017.90        $7.37          1.45%
--------------------------------------------------------------------------------------------

Class R3
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  758.20        $4.42          1.20%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.16        $6.11          1.20%
--------------------------------------------------------------------------------------------

Class R4
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $  749.50        $4.01           .91%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,020.62        $4.63           .91%
--------------------------------------------------------------------------------------------

Class R5
--------------------------------------------------------------------------------------------
  Actual(d)                          $1,000        $  756.10        $2.58           .70%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,021.68        $3.57           .70%

--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
12  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                   BEGINNING         ENDING        EXPENSES
                                 ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                JULY 1, 2008(A)  DEC. 31, 2008  THE PERIOD(B)  EXPENSE RATIO
--------------------------------------------------------------------------------------------
Class W
--------------------------------------------------------------------------------------------
  Actual(c)                          $1,000        $  748.70        $4.76          1.08%
--------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)        $1,000        $1,019.76        $5.50          1.08%
--------------------------------------------------------------------------------------------


(a) The beginning account values for Classes R2, R3 and R5 are as of Aug. 1, 2008 (when shares of these classes became publicly available) for actual expense calculations, and as of July 1, 2008 for hypothetical expense calculations.
(b) Expenses for Classes A, B, C, I, R4 and W are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Actual expenses for Classes R2, R3 and R5 are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 153/365 (to reflect the period from Aug. 1, 2008 to Dec. 31, 2008). Hypothetical expenses for Classes R2, R3 and R5 are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Dec. 31, 2008: -25.13% for Class A, -25.46% for Class B, -25.38% for Class C, -24.97% for Class I, -25.05% and -25.13% for Class W.
(d) Based on the actual return for the period from Aug. 1, 2008 (when shares became publicly available) to Dec. 31, 2008: -24.56% for Class R2, -24.48% for Class R3 and -24.39% for Class R5.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

DEC. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (94.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.8%)
Honeywell Intl                                         282,775             $9,283,503
-------------------------------------------------------------------------------------

BEVERAGES (1.4%)
Coca-Cola                                              166,062              7,517,627
Diageo ADR                                             145,103(c)           8,233,144
                                                                      ---------------
Total                                                                      15,750,771
-------------------------------------------------------------------------------------

CHEMICALS (4.0%)
Air Products & Chemicals                               113,948              5,728,166
Dow Chemical                                           619,174              9,343,336
Eastman Chemical                                       146,887              4,657,787
EI du Pont de Nemours & Co                             791,167             20,016,524
Olin                                                   233,198              4,216,220
                                                                      ---------------
Total                                                                      43,962,033
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (5.4%)
Comerica                                               303,188              6,018,282
HSBC Holdings                                          607,473(c)           6,031,666
Natl Australia Bank                                    597,044(c)           8,953,800
PNC Financial Services Group                            68,323              3,347,827
Regions Financial                                      367,805              2,927,728
US Bancorp                                             986,297             24,667,287
Wells Fargo & Co                                       280,171              8,259,441
                                                                      ---------------
Total                                                                      60,206,031
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.9%)
Deluxe                                                 341,054              5,102,168
Pitney Bowes                                           285,797              7,282,107
RR Donnelley & Sons                                    329,031              4,468,241
Waste Management                                       131,434              4,355,723
                                                                      ---------------
Total                                                                      21,208,239
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.3%)
Nokia ADR                                              207,656(c)           3,239,434
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.3%)
Seagate Technology                                     669,873(c)           2,967,537
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.7%)
Packaging Corp of America                              614,369              8,269,407
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.6%)
Genuine Parts                                          163,168              6,177,540
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Bank of America                                      1,777,919             25,033,099
JPMorgan Chase & Co                                    742,605             23,414,336
KKR Financial Holdings LLC                             311,972                492,916
                                                                      ---------------
Total                                                                      48,940,351
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (14.7%)
AT&T                                                 1,493,603             42,567,686
BT Group                                             3,330,789(c)           6,795,701
Deutsche Telekom ADR                                   640,068(c)           9,793,040
Embarq                                                 401,506             14,438,156
FairPoint Communications                               468,751              1,537,503
Frontier Communications                              1,107,095              9,676,010
Qwest Communications Intl                            4,235,809             15,418,345
Telefonos de Mexico ADR Series L                       424,305(c)           8,884,947
Telmex Internacional ADR                               424,305(c)           4,820,105
Telstra                                              2,515,371(c)           6,868,965
Verizon Communications                               1,122,450             38,051,055
Windstream                                             499,550              4,595,860
                                                                      ---------------
Total                                                                     163,447,373
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (4.2%)
American Electric Power                                185,711              6,180,462
Duke Energy                                            685,100             10,283,351
Pepco Holdings                                         327,208              5,811,214
Pinnacle West Capital                                  208,570              6,701,354
Progress Energy                                        166,822              6,647,857
Southern                                               199,992              7,399,704
UIL Holdings                                            98,748              2,965,402
                                                                      ---------------
Total                                                                      45,989,344
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.7%)
Hubbell Cl B                                           240,852              7,871,043
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ENERGY EQUIPMENT & SERVICES (1.8%)
Halliburton                                            392,394             $7,133,723
Schlumberger                                           120,114              5,084,426
Transocean                                             154,441(b)           7,297,337
                                                                      ---------------
Total                                                                      19,515,486
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.8%)
B&G Foods Cl A                                         520,795              2,812,293
ConAgra Foods                                          416,517              6,872,531
Kraft Foods Cl A                                       275,103              7,386,515
Reddy Ice Holdings                                     674,461                971,224
Sara Lee                                               207,578              2,032,189
                                                                      ---------------
Total                                                                      20,074,752
-------------------------------------------------------------------------------------

GAS UTILITIES (1.1%)
Nicor                                                  350,456             12,174,841
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.3%)
Newell Rubbermaid                                      216,758              2,119,893
Tupperware Brands                                      522,935             11,870,625
                                                                      ---------------
Total                                                                      13,990,518
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.2%)
Tomkins                                              1,415,646(c)           2,585,768
-------------------------------------------------------------------------------------

INSURANCE (2.5%)
Allstate                                               276,548              9,059,712
Lincoln Natl                                           105,792              1,993,121
Marsh & McLennan Companies                             126,410              3,067,971
Montpelier Re Holdings                                 549,636(c)           9,228,388
Unitrin                                                 85,687              1,365,851
XL Capital Cl A                                        939,924(c)           3,477,719
                                                                      ---------------
Total                                                                      28,192,762
-------------------------------------------------------------------------------------

MACHINERY (1.8%)
Caterpillar                                            306,477             13,690,327
Harsco                                                 215,614              5,968,196
                                                                      ---------------
Total                                                                      19,658,523
-------------------------------------------------------------------------------------

MARINE (--%)
Aries Maritime Transport                               415,529(c)             145,435
-------------------------------------------------------------------------------------

MEDIA (2.5%)
CBS Cl B                                               978,148              8,011,032
Cinemark Holdings                                      178,191              1,323,959
GateHouse Media                                        328,856                 12,497
Natl CineMedia                                         686,118              6,957,237
Regal Entertainment Group Cl A                       1,064,402             10,867,544
                                                                      ---------------
Total                                                                      27,172,269
-------------------------------------------------------------------------------------

METALS & MINING (1.8%)
Compass Minerals Intl                                  242,420             14,220,357
Rio Tinto ADR                                           24,677(c)           2,194,032
Southern Copper                                        231,650              3,720,299
                                                                      ---------------
Total                                                                      20,134,688
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.4%)
Macy's                                                 455,724              4,716,743
-------------------------------------------------------------------------------------

MULTI-UTILITIES (4.7%)
Ameren                                                  92,246              3,068,102
CH Energy Group                                         75,884              3,899,679
Consolidated Edison                                    253,080              9,852,405
Dominion Resources                                     213,719              7,659,689
DTE Energy                                             174,514              6,224,914
Natl Grid                                            1,128,249(c)          11,310,401
NiSource                                               275,657              3,023,957
NSTAR                                                   54,931              2,004,432
Public Service Enterprise Group                        158,685              4,628,841
                                                                      ---------------
Total                                                                      51,672,420
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (13.5%)
BP ADR                                                 848,176(c)          39,643,746
Chevron                                                670,174             49,572,771
Enbridge                                               671,162(c)          21,792,630
Enbridge Energy Management LLC                               1(b)                  14
Eni                                                    409,662(c)           9,902,307
General Maritime                                       120,833              1,304,996
Kinder Morgan Management LLC                                --(b)                   1
Royal Dutch Shell ADR                                  276,563(c)          14,641,245
Ship Finance Intl                                      165,376(c)           1,827,405
Spectra Energy                                         350,261              5,513,108
TransCanada                                            252,000(c)           6,839,280
                                                                      ---------------
Total                                                                     151,037,503
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.4%)
Intl Paper                                             183,680              2,167,424


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
PAPER & FOREST PRODUCTS (CONT.)
MeadWestvaco                                           334,122             $3,738,825
Stora Enso Series R                                    505,582(c)           4,022,997
Weyerhaeuser                                           189,210              5,791,718
                                                                      ---------------
Total                                                                      15,720,964
-------------------------------------------------------------------------------------

PHARMACEUTICALS (10.8%)
Biovail                                                602,120(c)           5,690,034
Bristol-Myers Squibb                                 1,463,169             34,018,679
Johnson & Johnson                                      243,610             14,575,186
Merck & Co                                             719,380             21,869,152
Pfizer                                               2,117,811             37,506,433
Wyeth                                                  153,676              5,764,387
                                                                      ---------------
Total                                                                     119,423,871
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.3%)
LaSalle Hotel Properties                               275,094              3,039,789
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.0%)
Intel                                                  541,379              7,936,616
Microchip Technology                                   705,815             13,784,567
Taiwan Semiconductor Mfg ADR                         1,453,714(c)          11,484,341
                                                                      ---------------
Total                                                                      33,205,524
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.4%)
Capitol Federal Financial                               97,582              4,449,739
-------------------------------------------------------------------------------------

TOBACCO (5.1%)
Lorillard                                              619,150             34,889,103
Philip Morris Intl                                     493,620             21,477,406
                                                                      ---------------
Total                                                                      56,366,509
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Babcock & Brown Air ADR                                705,550(c)           4,776,574
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Vodafone Group ADR                                     252,972(c)           5,170,748
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,381,760,227)                                                 $1,050,538,032
-------------------------------------------------------------------------------------





BONDS (0.9%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
BROKERAGE
Goldman Sachs Group Cv
 06-11-09                            20.70%          $7,751,600(d,e,f)     $9,474,959
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $7,751,600)                                                         $9,474,959
-------------------------------------------------------------------------------------





PREFERRED STOCKS (0.6%)
ISSUER                                                 SHARES                VALUE(a)
PHARMACEUTICALS (0.3%)
Schering-Plough 6.00% Cv                                 20,400            $3,550,875
-------------------------------------------------------------------------------------

PROPERTY & CASUALTY (0.3%)
XL Capital 10.75% Cv                                    250,000(c)          2,500,000
XL Capital 7.00% Cv                                     255,800(c)            493,694
                                                                      ---------------
Total                                                                       2,993,694
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $17,764,662)                                                        $6,544,569
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              34,958,643(g)        $34,958,643
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $34,958,643)                                                       $34,958,643
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,442,235,132)(h)                                              $1,101,516,203
=====================================================================================





See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS IN DERIVATIVES

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT DEC. 31, 2008



                      CURRENCY TO BE       CURRENCY TO BE        UNREALIZED     UNREALIZED
EXCHANGE DATE            DELIVERED            RECEIVED          APPRECIATION   DEPRECIATION
-------------------------------------------------------------------------------------------
Jan. 2, 2009                197,744                   138,917        $--          $(3,774)
                        U.S. Dollar    European Monetary Unit
-------------------------------------------------------------------------------------------
Jan. 5, 2009                478,970                   336,360         --           (9,310)
                        U.S. Dollar    European Monetary Unit
-------------------------------------------------------------------------------------------
Total                                                                $--         $(13,084)
-------------------------------------------------------------------------------------------




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Dec. 31, 2008, the value of foreign securities represented 20.2% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2008, the value of these securities amounted to $9,474,959 or 0.9% of net assets.

(e) This privately issued security is an aggregate mandatory exchangeable note whose investment results are designed to correspond generally to the performance of a specific basket of common stocks. Upon maturity, the security will be exchanged for either cash or at the option of the issuer, the issuer may deliver shares of the referenced securities.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Dec. 31, 2008, is as follows:

                                          ACQUISITION
     SECURITY                                DATES            COST
     ----------------------------------------------------------------
     Goldman Sachs Group*
       20.70% Cv 2009                       12-04-08       $7,751,600


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(g) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(h) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $1,442,235,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $54,503,000
     Unrealized depreciation                         (395,222,000)
     ------------------------------------------------------------
     Net unrealized depreciation                    $(340,719,000)
     ------------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
18  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                       FAIR VALUE AT DEC. 31, 2008
                      -------------------------------------------------------------
                           LEVEL 1         LEVEL 2
                        QUOTED PRICES       OTHER        LEVEL 3
                          IN ACTIVE      SIGNIFICANT   SIGNIFICANT
                         MARKETS FOR     OBSERVABLE   UNOBSERVABLE
DESCRIPTION           IDENTICAL ASSETS     INPUTS        INPUTS          TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities            $1,081,213,796   $20,302,407       $--       $1,101,516,203
Other financial
  instruments*                      --       (13,084)       --              (13,084)
-----------------------------------------------------------------------------------
Total                   $1,081,213,796   $20,289,323       $--       $1,101,503,119
-----------------------------------------------------------------------------------


* Other financial instruments are derivative instruments, such as forwards, which are valued at the unrealized appreciation/depreciation on the instrument.




--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
20  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
DEC. 31, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $1,407,276,489)                   $1,066,557,560
  Affiliated money market fund (identified cost $34,958,643)                  34,958,643
----------------------------------------------------------------------------------------
Total investments in securities (identified cost $1,442,235,132)           1,101,516,203
Capital shares receivable                                                      4,419,232
Dividends and accrued interest receivable                                      4,846,641
Receivable for investment securities sold                                        285,822
----------------------------------------------------------------------------------------
Total assets                                                               1,111,067,898
----------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                         2,010,833
Payable for investment securities purchased                                      663,630
Unrealized depreciation on forward foreign currency contracts                     13,084
Accrued investment management services fees                                       17,605
Accrued distribution fees                                                        380,341
Accrued transfer agency fees                                                       5,956
Accrued administrative services fees                                               1,685
Accrued plan administration services fees                                            237
Other accrued expenses                                                           188,370
----------------------------------------------------------------------------------------
Total liabilities                                                              3,281,741
----------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $1,107,786,157
----------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    1,962,480
Additional paid-in capital                                                 1,887,309,802
Undistributed net investment income                                           14,017,703
Accumulated net realized gain (loss)                                        (454,732,718)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign currencies        (340,771,110)
----------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $1,107,786,157
----------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $834,983,116          147,862,660                       $5.65(1)
Class B                     $ 95,776,119           17,076,295                       $5.61
Class C                     $ 14,286,876            2,552,366                       $5.60
Class I                     $162,160,410           28,654,224                       $5.66
Class R2                    $      3,693                  653                       $5.66
Class R3                    $      3,694                  653                       $5.66
Class R4                    $    565,341               99,888                       $5.66
Class R5                    $      3,694                  653                       $5.66
Class W                     $      3,214                  568                       $5.66
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $5.99. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED DEC. 31, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $  33,483,898
Interest                                                          2,335,284
Income distributions from affiliated money market fund              146,807
Fee income from securities lending                                  125,039
  Less foreign taxes withheld                                      (785,969)
---------------------------------------------------------------------------
Total income                                                     35,305,059
---------------------------------------------------------------------------
Expenses:
Investment management services fees                               3,417,075
Distribution fees
  Class A                                                         1,219,030
  Class B                                                           582,498
  Class C                                                            84,722
  Class R2                                                                9
  Class R3                                                                4
  Class W                                                                 5
Transfer agency fees
  Class A                                                           963,559
  Class B                                                           123,339
  Class C                                                            17,261
  Class R2                                                                1
  Class R3                                                                1
  Class R4                                                              181
  Class R5                                                                1
  Class W                                                                 4
Administrative services fees                                        356,142
Plan administration services fees
  Class R2                                                                4
  Class R3                                                                4
  Class R4                                                              907
Compensation of board members                                        17,583
Custodian fees                                                       79,660
Printing and postage                                                135,800
Registration fees                                                    38,076
Professional fees                                                    23,154
Other                                                                23,362
---------------------------------------------------------------------------
Total expenses                                                    7,082,382
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                 (462,262)
  Earnings and bank fee credits on cash balances                     (7,027)
---------------------------------------------------------------------------
Total net expenses                                                6,613,093
---------------------------------------------------------------------------
Investment income (loss) -- net                                  28,691,966

---------------------------------------------------------------------------


--------------------------------------------------------------------------------
22  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                       $(110,451,672)
  Foreign currency transactions                                    (244,980)
---------------------------------------------------------------------------
Net realized gain (loss) on investments                        (110,696,652)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                   (277,555,310)
---------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies          (388,251,962)
---------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(359,559,996)
---------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  23

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      DEC. 31, 2008   JUNE 30, 2008
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                      $   28,691,966  $   62,167,305
Net realized gain (loss) on investments                                (110,696,652)     56,219,781
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                   (277,555,310)   (471,877,412)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations        (359,559,996)   (353,490,326)
---------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                             (21,012,668)    (42,059,205)
    Class B                                                              (2,021,717)     (4,705,394)
    Class C                                                                (301,908)       (577,096)
    Class I                                                              (3,769,793)     (8,053,021)
    Class R2                                                                    (93)            N/A
    Class R3                                                                    (97)            N/A
    Class R4                                                                (16,878)        (37,117)
    Class R5                                                                   (102)            N/A
    Class W                                                                     (82)           (149)
---------------------------------------------------------------------------------------------------
Total distributions                                                     (27,123,338)    (55,431,982)

---------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
24  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                                   SIX MONTHS ENDED      YEAR ENDED
                                                                      DEC. 31, 2008   JUNE 30, 2008
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                     $  152,712,690  $  333,666,137
  Class B shares                                                         10,599,006      30,861,475
  Class C shares                                                          2,370,319       6,798,093
  Class I shares                                                         38,187,947      55,427,460
  Class R2 shares                                                             5,000             N/A
  Class R3 shares                                                             5,000             N/A
  Class R4 shares                                                            31,967         308,726
  Class R5 shares                                                             5,000             N/A
Reinvestment of distributions at net asset value
  Class A shares                                                         19,878,941      39,955,948
  Class B shares                                                          1,943,897       4,536,786
  Class C shares                                                            276,426         525,590
  Class I shares                                                          3,769,554       8,052,561
  Class R4 shares                                                            16,878          37,117
Payments for redemptions
  Class A shares                                                       (208,831,066)   (353,444,406)
  Class B shares                                                        (52,143,026)   (122,803,455)
  Class C shares                                                         (4,575,089)     (6,247,970)
  Class I shares                                                        (26,543,661)    (56,505,344)
  Class R4 shares                                                          (142,173)       (550,381)
---------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (62,432,390)    (59,381,663)
---------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                (449,115,724)   (468,303,971)
Net assets at beginning of period                                     1,556,901,881   2,025,205,852
---------------------------------------------------------------------------------------------------
Net assets at end of period                                          $1,107,786,157  $1,556,901,881
---------------------------------------------------------------------------------------------------
Undistributed net investment income                                  $   14,017,703  $   12,449,075
---------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $7.72        $9.65        $7.83        $7.30        $6.39
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .15(b)       .30(b)       .26          .25          .22
Net gains (losses) (both realized and
 unrealized)                                         (2.07)       (1.96)        1.81          .50          .91
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.92)       (1.66)        2.07          .75         1.13
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.15)        (.27)        (.25)        (.22)        (.22)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.65        $7.72        $9.65        $7.83        $7.30
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $835       $1,167       $1,453         $907         $808
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.09%(e)     1.11%        1.15%        1.16%        1.12%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.01%(e)     1.11%        1.15%        1.16%        1.12%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.54%(e)     3.31%        3.15%        3.27%        3.20%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          20%          17%          19%          24%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (25.13%)(i)  (17.46%)      26.66%       10.34%       17.79%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $7.67        $9.59        $7.78        $7.25        $6.35
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .13(b)       .22(b)       .19          .19          .17
Net gains (losses) (both realized and
 unrealized)                                         (2.07)       (1.94)        1.80          .50          .89
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.94)       (1.72)        1.99          .69         1.06
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)        (.20)        (.18)        (.16)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.61        $7.67        $9.59        $7.78        $7.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $96         $171         $303         $275         $297
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.85%(e)     1.87%        1.91%        1.93%        1.88%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.76%(e)     1.87%        1.91%        1.93%        1.88%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.73%(e)     2.48%        2.38%        2.50%        2.41%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          20%          17%          19%          24%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (25.46%)(i)  (18.15%)      25.76%        9.55%       16.84%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                 $7.65        $9.57        $7.77        $7.25        $6.35
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .13(b)       .23(b)       .19          .18          .17
Net gains (losses) (both realized and
 unrealized)                                         (2.06)       (1.95)        1.79          .50          .89
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.93)       (1.72)        1.98          .68         1.06
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.12)        (.20)        (.18)        (.16)        (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.60        $7.65        $9.57        $7.77        $7.25
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $14          $21          $26          $15          $12
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.85%(e)     1.87%        1.91%        1.92%        1.89%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.76%(e)     1.87%        1.91%        1.92%        1.89%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.76%(e)     2.56%        2.40%        2.50%        2.43%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          20%          17%          19%          24%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (25.38%)(i)  (18.15%)      25.74%        9.47%       16.86%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
28  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $7.73        $9.67        $7.85        $7.32        $6.41
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .17(b)       .33(b)       .30          .27          .25
Net gains (losses) (both realized and
 unrealized)                                         (2.08)       (1.97)        1.80          .51          .91
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.91)       (1.64)        2.10          .78         1.16
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)        (.30)        (.28)        (.25)        (.25)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.66        $7.73        $9.67        $7.85        $7.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $162         $197         $242          $46          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .64%(e)      .72%         .76%         .78%         .70%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .64%(e)      .72%         .76%         .78%         .70%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.94%(e)     3.70%        3.58%        3.52%        3.61%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          20%          17%          19%          24%
--------------------------------------------------------------------------------------------------------------
Total return                                       (24.97%)(h)  (17.19%)      27.07%       10.78%       18.24%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Not annualized.
(i) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R2


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(b)
Net asset value, beginning of period                 $7.67
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .14
Net gains (losses) (both realized and
 unrealized)                                         (2.01)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.87)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.14)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.50%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.27%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.82%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%
--------------------------------------------------------------------------------------------------------------
Total return                                       (24.56%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (inception date) to Dec. 31, 2008 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The investment manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the period ended Dec. 31, 2008.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
30  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

CLASS R3


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(b)
Net asset value, beginning of period                 $7.67
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .15
Net gains (losses) (both realized and
 unrealized)                                         (2.01)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.86)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.15)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.23%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.01%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         5.08%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%
--------------------------------------------------------------------------------------------------------------
Total return                                       (24.48%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (inception date) to Dec. 31, 2008 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The investment manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the period ended Dec. 31, 2008.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                 $7.74        $9.67        $7.85        $7.32        $6.41
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(b)       .33(b)       .27          .26          .23
Net gains (losses) (both realized and
 unrealized)                                         (2.08)       (1.95)        1.81          .50          .91
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.92)       (1.62)        2.08          .76         1.14
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)        (.31)        (.26)        (.23)        (.23)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.66        $7.74        $9.67        $7.85        $7.32
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1           $1           $1          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .94%(e)     1.02%        1.03%         .99%         .94%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .66%(e)      .76%        1.02%         .99%         .94%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.84%(e)     3.62%        3.29%        3.37%        3.37%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          20%          17%          19%          24%
--------------------------------------------------------------------------------------------------------------
Total return                                       (25.05%)(h)  (17.00%)      26.75%       10.56%       17.93%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Not annualized.
(i) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS R5


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(b)
Net asset value, beginning of period                 $7.67
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(c)                        .15
Net gains (losses) (both realized and
 unrealized)                                         (2.00)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.85)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.66
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                          .75%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                      .71%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         5.37%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%
--------------------------------------------------------------------------------------------------------------
Total return                                       (24.39%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Aug. 1, 2008 (inception date) to Dec. 31, 2008 (Unaudited).
(c) Per share amount has been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratio.
(f) Adjusted to an annual basis.
(g) The investment manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the period ended Dec. 31, 2008.
(i) Not annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  33

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(j)          2008     2007(b)
Net asset value, beginning of period                 $7.73        $9.67        $8.80
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .15(c)       .29(c)       .25
Net gains (losses) (both realized and
 unrealized)                                         (2.08)       (1.97)         .81
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (1.93)       (1.68)        1.06
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.14)        (.26)        (.19)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.66        $7.73        $9.67
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.08%(f)     1.16%        1.19%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.08%(f)     1.16%        1.19%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.49%(f)     3.27%        2.97%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                14%          20%          17%
--------------------------------------------------------------------------------------------------------------
Total return                                       (25.13%)(i)  (17.58%)      12.15%(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to June 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(i) Not annualized.
(j) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO DEC. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Dividend Opportunity Fund (the Fund) is a series of RiverSource Sector Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Sector Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors. Class R2, Class R3 and Class R5 became available effective Aug. 1, 2008.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Dec. 31, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares and the Investment Manager owned 100% of Class R2, Class R3, Class R5 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective July 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair


--------------------------------------------------------------------------------
36  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

ILLIQUID SECURITIES
At Dec. 31, 2008, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Dec. 31, 2008 was $9,474,959 representing 0.86% of net assets. Certain illiquid securities may be valued by management at fair value according to procedures approved, in good faith, by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Dec. 31, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Dec. 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined

--------------------------------------------------------------------------------
38  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, investments in partnerships and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENTS
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


enhanced disclosures about a fund's derivative and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/ performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Dec. 31, 2008, the Fund did not own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Dec. 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.61% to 0.375% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the

--------------------------------------------------------------------------------
40  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $338,479 for the six months ended Dec. 31, 2008. The management fee for the six months ended Dec. 31, 2008 was 0.54% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Dec. 31, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Dec. 31, 2008, other expenses paid to this company were $4,106.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $3,575,000 and $130,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $300,839 for Class A, $48,699 for Class B and $2,844 for Class C for the six months ended Dec. 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Dec. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
42  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.01%
Class B.............................................  1.76
Class C.............................................  1.76
Class R2............................................  1.27
Class R3............................................  1.01
Class R4............................................  0.66
Class R5............................................  0.71


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $405,244
Class B..........................................    48,954
Class C..........................................     7,022
Class R4.........................................       127


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R2...........................................  $  4
Class R3...........................................     4
Class R4...........................................   907


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.06%
Class B.............................................  1.82
Class C.............................................  1.82
Class I.............................................  0.70
Class R2............................................  1.50
Class R3............................................  1.25
Class R4............................................  0.96
Class R5............................................  0.75
Class W.............................................  1.15


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


EARNINGS AND BANK FEE CREDITS
During the six months ended Dec. 31, 2008, the Fund's transfer agency fees were reduced by $7,027 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $182,240,664 and $267,560,887 respectively, for the six months ended Dec. 31, 2008. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $125,039 for the six months ended Dec. 31, 2008. Expenses paid to the Investment Manager as securities lending agent were $8,337 for the six months ended Dec. 31, 2008, which are included in other expenses on the Statement of Operations. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. Effective Dec. 15, 2008, JPMorgan Chase, N.A. will serve as the securities lending agent for the Fund. At Dec. 31, 2008, the Fund had no securities out on loan.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:


                                      SIX MONTHS ENDED DEC. 31, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                25,215,399    3,109,262    (31,615,163)      (3,290,502)
Class B                 1,822,690      307,354     (7,374,395)      (5,244,351)
Class C                   408,622       43,828       (687,698)        (235,248)
Class I                 6,680,146      585,179     (4,039,512)       3,225,813
Class R2*                     653           --             --              653
Class R3*                     653           --             --              653
Class R4                    5,462        2,611        (22,499)         (14,426)
Class R5*                     653           --             --              653
----------------------------------------------------------------------------------




--------------------------------------------------------------------------------
44  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                         YEAR ENDED JUNE 30, 2008
                                     ISSUED FOR
                                     REINVESTED                        NET
                          SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                36,055,477    4,660,694    (40,059,510)         656,661
Class B                 3,418,567      533,508    (13,264,038)      (9,311,963)
Class C                   748,301       61,937       (720,206)          90,032
Class I                 5,941,045      935,656     (6,461,387)         415,314
Class R4                   34,110        4,320        (61,365)         (22,935)
----------------------------------------------------------------------------------


* For the period from Aug. 1, 2008 (inception date) to Dec. 31, 2008.

5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $279,972,720 and $286,683,247, respectively, for the six months ended Dec. 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Dec. 31, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a

--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Dec. 31, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $343,927,468 at June 30, 2008, that if not offset by capital gains will expire in 2011. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was

--------------------------------------------------------------------------------
46  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund

--------------------------------------------------------------------------------
48  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
             RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2008 SEMIANNUAL REPORT  49

RIVERSOURCE DIVIDEND OPPORTUNITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6342 Y (2/09)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
REAL ESTATE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
DECEMBER 31, 2008


RIVERSOURCE REAL ESTATE FUND SEEKS TO PROVIDE
SHAREHOLDERS WITH TOTAL RETURN FROM BOTH CURRENT
INCOME AND CAPITAL APPRECIATION.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

Fund Expenses Example..............   13

Portfolio of Investments...........   15

Statement of Assets and
  Liabilities......................   18

Statement of Operations............   19

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   28

Proxy Voting.......................   41



                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
2  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Real Estate Fund (the Fund) Class A shares declined 36.82%
  (excluding sales charge) for the six months ended Dec. 31, 2008.

> The Fund outperformed its benchmark, the Dow Jones Wilshire Real Estate
  Securities Index (Float-Weighted), which fell 37.71% during the same time period.

> The Lipper Real Estate Funds Index, representing the Fund's peer group, decreased 37.58% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended Dec. 31, 2008)
--------------------------------------------------------------------------------

                                                              Since
                                                            inception
                               6 months*   1 year  3 years   3/14/04
---------------------------------------------------------------------
RiverSource Real Estate Fund
  Class A (excluding sales
  charge)                       -36.82%   -39.39%  -11.90%    -0.42%
---------------------------------------------------------------------
Dow Jones Wilshire Real
  Estate Securities Index
  (Float-Weighted)
  (unmanaged)(1)                -37.71%   -39.83%  -12.40%    -1.12%
---------------------------------------------------------------------
Lipper Real Estate Funds
  Index(2)                      -37.58%   -39.17%  -11.56%    -1.20%
---------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.

(1) The Dow Jones Wilshire Real Estate Securities Index (Float-Weighted), an unmanaged float-weighted index, measures the performance of publicly traded real estate securities, including REITs and real estate operating companies. The index reflects reinvestment of all distributions and changes in market prices.

(2) The Lipper Real Estate Funds Index includes the 30 largest real estate funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
   X                      MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.



ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total fund    Net fund
                   expenses   expenses(a)
-----------------------------------------
Class A              1.45%       1.37%
-----------------------------------------
Class B              2.21%       2.14%
-----------------------------------------
Class C              2.21%       2.13%
-----------------------------------------
Class I              0.91%       0.91%
-----------------------------------------
Class R4             1.21%       1.21%
-----------------------------------------
Class W              1.35%       1.35%
-----------------------------------------



(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until June 30, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment (that decreased the fee by 0.09% for the year ended June 30, 2008), will not exceed 1.46% for Class A, 2.23% for Class B, 2.22% for Class C, 1.01% for Class I, 1.31% for Class R4 and 1.46% for Class W.

The RiverSource Real Estate Fund is a narrowly-focused sector fund and it may exhibit higher volatility than funds with broader investment objectives. Principal risks associated with the Fund include market risk, issuer risk, diversification risk and sector/concentration risk. See the Fund's prospectus for information on these and other risks associated with the Fund.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
4  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT DEC. 31, 2008
                                                                SINCE
Without sales charge             6 MONTHS*   1 YEAR  3 YEARS  INCEPTION
Class A (inception 3/4/04)        -36.82%   -39.39%  -11.90%    -0.42%
-----------------------------------------------------------------------
Class B (inception 3/4/04)        -37.14%   -39.89%  -12.58%    -1.21%
-----------------------------------------------------------------------
Class C (inception 3/4/04)        -37.16%   -39.94%  -12.59%    -1.21%
-----------------------------------------------------------------------
Class I (inception 3/4/04)        -36.76%   -39.20%  -11.52%    -0.04%
-----------------------------------------------------------------------
Class R4 (inception 3/4/04)       -36.73%   -39.10%  -11.58%    -0.14%
-----------------------------------------------------------------------
Class W (inception 12/1/06)       -36.89%   -39.44%     N/A    -28.44%
-----------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)        -40.47%   -42.85%  -13.63%    -1.63%
-----------------------------------------------------------------------
Class B (inception 3/4/04)        -40.24%   -42.83%  -13.52%    -1.50%
-----------------------------------------------------------------------
Class C (inception 3/4/04)        -37.78%   -40.53%  -12.59%    -1.21%
-----------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to institutional investors only. Class W shares are offered through qualifying discretionary accounts.

 *Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.


--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------
(UNAUDITED)

At Dec. 31, 2008, approximately 56% of the Fund's total outstanding shares were owned in aggregate by affiliated funds-of-funds managed by RiverSource Investments, LLC (RiverSource). As a result of asset allocation decisions by RiverSource, it is possible RiverSource Real Estate Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 37, Class I capital share transactions, for related activity during the most recent fiscal period). RiverSource seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Real Estate Fund may experience increased expenses as it buys and sells securities to manage transactions for affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 13 and 33.

Dear Shareholders,

RiverSource Real Estate Fund (the Fund) Class A shares declined 36.82% (excluding sales charge) for the six months ended Dec. 31, 2008. The Fund outperformed its benchmark, the Dow Jones Wilshire Real Estate Securities Index (Float-Weighted) (Wilshire Index), which fell 37.71% during the same time period. The Lipper Real Estate Funds Index, representing the Fund's peer group, decreased 37.58% during the same time frame.


SECTOR DIVERSIFICATION (at Dec. 31, 2008; % of portfolio assets)
---------------------------------------------------------------------

Apartments                                 17.7%
------------------------------------------------
Diversified Properties                     10.1%
------------------------------------------------
Health Care                                12.3%
------------------------------------------------
Hotels                                      4.1%
------------------------------------------------
Industrial                                  3.9%
------------------------------------------------
Manufactured Homes                          1.3%
------------------------------------------------
Office Property                            19.4%
------------------------------------------------
Regional Malls                             10.2%
------------------------------------------------
Shopping Centers                           11.8%
------------------------------------------------
Storage                                     7.1%
------------------------------------------------
Other(1)                                    2.1%
------------------------------------------------


(1) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


SIGNIFICANT PERFORMANCE FACTORS
It would be an understatement to say that the semiannual period ended Dec. 31, 2008 was one of unprecedented volatility in the equity market in general and in the real estate market in particular. The first half of the period actually started off well for real estate investments, with the Wilshire Index generating positive returns and significantly outpacing the broader equity market from July through September. However, from mid-September through mid-November, the credit markets were suddenly frozen. This led investors to become concerned that most companies, including real estate investment trusts (REITs) and real estate companies, would not have access to credit at any price. As a result, real estate investments declined precipitously. It was in mid-September that the financial turmoil culminated with the bankruptcy of Lehman Brothers. At that point, all investments with leverage (debt) were shunned. Because REITs typically use approximately 50% leverage, the fear was that REITs would go bankrupt, too. Those REITs with the highest leverage were punished the most severely; those with lower leverage, less so.

The volatility in REITs and other real estate companies came despite a rather steady decline in the 10-year Treasury yield, which fell from 3.99% on June 30, 2008 to just 2.25% on Dec. 31, 2008. While interest rates

TOP TEN HOLDINGS (at Dec. 31, 2008; % of portfolio assets)
---------------------------------------------------------------------

Simon Property Group*                       7.5%
------------------------------------------------
Vornado Realty Trust*                       5.8%
------------------------------------------------
Public Storage*                             5.2%
------------------------------------------------
Boston Properties*                          4.5%
------------------------------------------------
AvalonBay Communities*                      4.2%
------------------------------------------------
HCP*                                        4.1%
------------------------------------------------
Ventas*                                     4.0%
------------------------------------------------
Federal Realty Investment Trust*            4.0%
------------------------------------------------
Regency Centers*                            3.6%
------------------------------------------------
Equity Residential*                         3.6%
------------------------------------------------


*   Real Estate Investment Trust

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------



moved lower, the credit crisis caused yield spreads on commercial mortgage-backed securities (CMBS) to increase to historically high levels. (Spread is the difference in yields between CMBS and Treasuries.) A major source of debt financing for REITs had been CMBS and unsecured debt. The almost complete lack of debt financing moved the focus from the REITs' income statements to their balance sheets. While REITs saw some deterioration in operating trends, for the most part their income remained solid. However, the new focus on balance sheets raised liquidity concerns for any REIT that had debt maturing within two years, even if that debt could be easily refinanced under normal circumstances. The tight credit markets and focus on balance sheets caused REITs in general to make significant changes to adapt to this new environment. For example, REITs sought to preserve cash by shutting down new development, limiting capital expenditures, reducing operating expenses and cutting their dividends in some cases. Indeed, more than 30 REITs cut their dividends during the semiannual period. Economic conditions also led to a near standstill in property transactions, as buyers and sellers had a difficult time agreeing on price with the cost of capital so uncertain.

It is important to note that while underlying real estate fundamentals softened in select subsectors, they remained relatively strong in others. Hotels, for example, struggled due to the inherent nature of their short-term (nightly) leases, oversupply and declining demand. Retail and industrial properties also performed poorly, as consumer spending turned down sharply and factory orders dropped. Offices, on the other hand, held up fairly well, given the multi-year, long-term leases they enjoy. Health care properties, self-storage properties and apartments fared even better. Health care properties proved to be a rather defensive area due to being tied to the economy less than other segments of the real estate market. Self-storage did well, as homeowners downsized. Apartments benefited from the declining rate in homeownership and the fact that Fannie Mae and Freddie Mac continued to provide financing for apartments and senior housing developments through its affordable housing mandate.

Also, importantly, even with several REITs cutting their dividends during the period, dividend yields for most REITs continued to grow by virtue of both the actual dividend amount going up and as a percentage of share prices, which generally declined.


--------------------------------------------------------------------------------
8  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Against this challenging backdrop and the losses experienced by the Fund, it may be small solace that the Fund outperformed the Wilshire Index for the six months ended Dec. 31, 2008. It is also a testament to the Fund's emphasis on both risk management and investment opportunity. It also indicates that even in a broad sector decline, subsector allocation and individual stock selection decisions can help.

The Fund's results relative to the Wilshire Index benefited most during the semiannual period by having comparatively modest exposure to the weakly-performing community shopping center and regional mall REIT subsectors. Stock selection within these two REIT subsectors as well as in the manufactured homes REIT subsector also helped. From an individual stock perspective, a significant position in FEDERAL REALTY INVESTMENT TRUST, whose shares declined yet materially outperformed the Wilshire Index, was a strong contributor. Federal Realty Investment Trust primarily owns, manages, develops and redevelops retail and mixed-use properties in the Washington, D.C. area. Prudent timing in trades of GENERAL GROWTH PROPERTIES, which primarily operates, develops and manages shopping centers, and DUKE REALTY, which is a suburban office and industrial property REIT, also boosted the Fund's relative results.

Detracting from the Fund's performance most was stock selection in the industrial and hotel REIT subsectors. The Fund had a sizable position in the poorly-performing hotel REIT subsector and had only a modest allocation to the better-performing health care REIT subsector. From an individual stock perspective, poor timing in trades of industrial REIT PROLOGIS detracted from the Fund's results. A sizable position in BROOKFIELD PROPERTIES also hurt, as this office company underperformed during the period. Having only a modest holding in PUBLIC STORAGE detracted, as this self-storage REIT was one of the very few REITs whose shares actually generated a positive return during the period. Similarly, not owning a position in HEALTH CARE REIT, whose investments include skilled nursing facilities, independent living, continuing care retirement communities, assisted living facilities, and specialty care facilities, detracted from the Fund's results. Health Care REIT's shares declined only modestly during the period, significantly outperforming the Wilshire Index.


--------------------------------------------------------------------------------
                       RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


CHANGES TO THE FUND'S PORTFOLIO
Given extreme weakness in the real estate market, extraordinarily tight credit conditions and heightened investor fears regarding the potential direction of the economy, we continued to seek to upgrade the quality of the portfolio overall. We eliminated holdings with higher leverage and reduced positions where we felt discomfort based on stock-specific or event-specific concerns. We increased holdings in what we believe are higher quality companies with strong balance sheets, low leverage, superior management teams and a sustainable competitive advantage. We also, of course, made adjustments based on relative valuation analysis and shifts in market conditions.

As a byproduct of our bottom-up individual stock selection decisions, the Fund's exposure to the apartment and health care REIT subsectors increased. As indicated above, several names within these two subsectors benefited from the ongoing availability of Fannie Mae and Freddie Mac financing. The Fund's exposure to the hotel subsector decreased.

At the end of the period, the Fund had significant exposure to the apartment and office subsectors and more modest allocations to the health care, hotel, industrial and storage subsectors. As of Dec. 31, 2008, the Fund was virtually equally weighted with the Wilshire Index in the remaining REIT subsectors.

OUR FUTURE STRATEGY
Looking at the glass half full, we believe that the credit markets will eventually open up and that REITS will be among the prime beneficiaries. Another reason for optimism is that less commercial real estate is being built currently, so when the economic recovery does come and demand revives, having decreased supply should speed up the turnaround for the real estate sector. Further, for those REITs that are underleveraged, we feel that the recent REIT market correction has created attractive opportunities to buy properties at nearly distressed prices. This opportunity to buy properties at compelling prices is one that we have not seen for many years now. Finally, despite perceptions otherwise, most REITs have been cautious in terms of their levels of leverage compared with private real estate companies. Therefore, we believe most REITs should come out of the current shakeout with fundamentals and balance sheets intact.


--------------------------------------------------------------------------------
10  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


That said, real estate continued to face significant headwinds at the end of December. Access to capital had not improved. Dividend cuts had become increasingly prevalent with companies seeking to preserve capital. Development projects were being put on hold or cancelled. Fundamentals were deteriorating, as rents declined and vacancies increased. Looking forward in the near term, macroeconomic trends may well also deteriorate further. Unemployment seemed set to increase, and consumer spending was widely anticipated to moderate further.

All told, we believe REITs and real estate shares will likely remain under pressure in the months ahead, though the recent correction appears to be setting the stage for buying opportunities. The timing of these opportunities has yet to be seen.

As we wait for signs of improvement, we will seek in the coming months to take advantage of stock-specific buying opportunities created by recent market weakness. We intend to look for select real estate companies and REITs where we believe exaggerated valuation declines or a sustainable competitive advantage puts these companies in a position to take advantage of current market conditions. Our goal, as always, will be to use in-depth, bottom-up analysis of fundamentals and market performance to find undervalued companies across the United States that have solid dividend-paying abilities and attractive long-term growth potential.



  All told, we believe REITs and real estate shares will likely remain under pressure in the months ahead, though the recent correction appears to be setting the stage for buying opportunities.






--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------


Our focus will be on securities of real estate companies with quality assets, strong balance sheets and, more importantly than ever in our opinion, experienced management teams.

Julene Melquist
Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
12  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Dec. 31, 2008.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  13

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JULY 1, 2008  DEC. 31, 2008  THE PERIOD(A)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  631.80        $ 5.84         1.42%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.05        $ 7.22         1.42%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  628.60        $ 8.99         2.19%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.17        $11.12         2.19%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  628.40        $ 8.95         2.18%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,014.22        $11.07         2.18%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  632.40        $ 3.99          .97%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.32        $ 4.94          .97%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  632.70        $ 5.23         1.27%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.80        $ 6.46         1.27%
------------------------------------------------------------------------------------------

Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  631.10        $ 5.84         1.42%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.05        $ 7.22         1.42%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Dec. 31, 2008: -36.82% for Class A, -37.14% for Class B, -37.16% for Class C, -36.76% for Class I, -36.73% for Class R4 and -36.89% for Class W.


--------------------------------------------------------------------------------
14  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

DEC. 31, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES



COMMON STOCKS (97.2%)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (0.6%)
Starwood Hotels & Resorts Worldwide                     46,611               $834,337
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (96.1%)
Acadia Realty Trust                                    107,852              1,539,048
Alexandria Real Estate Equities                         61,006              3,681,102
AMB Property                                           155,979              3,653,028
Apartment Investment & Management Cl A                  62,118                717,463
AvalonBay Communities                                   91,334              5,533,014
Boston Properties                                      108,680              5,977,400
Brookfield Properties                                  388,773              3,005,216
Camden Property Trust                                  116,917              3,664,179
Corporate Office Properties Trust                       67,957              2,086,280
Cousins Properties                                      59,762                827,704
Digital Realty Trust                                    97,420              3,200,247
Douglas Emmett                                         111,153              1,451,658
Duke Realty                                            106,808              1,170,616
EastGroup Properties                                    41,537              1,477,886
Equity Lifestyle Properties                             44,833              1,719,794
Equity One                                              26,854                475,316
Equity Residential                                     158,116              4,715,019
Essex Property Trust                                    46,815              3,593,051
Extra Space Storage                                     90,846                937,531
Federal Realty Investment Trust                         84,748              5,261,156
General Growth Properties                               61,569                 76,653
HCP                                                    193,653              5,377,744
Healthcare Realty Trust                                 95,278              2,237,127
Highwoods Properties                                   112,257              3,071,352
Home Properties                                         48,999              1,989,359
Host Hotels & Resorts                                  461,912              3,496,674
Kilroy Realty                                           52,705              1,763,509
Kimco Realty                                           194,939              3,563,485
LaSalle Hotel Properties                                94,458              1,043,761
Liberty Property Trust                                 133,752              3,053,558
Macerich                                               122,702              2,228,268
Mack-Cali Realty                                        51,761              1,268,145
Mid-America Apartment Communities                       83,403              3,099,255
Public Storage                                          86,308              6,861,486
Regency Centers                                        101,047              4,718,895
Senior Housing Properties Trust                        180,634              3,236,961
Simon Property Group                                   186,250              9,895,463
Sovran Self Storage                                     42,384              1,525,824
Taubman Centers                                         49,511              1,260,550
Ventas                                                 157,960              5,302,717
Vornado Realty Trust                                   125,334              7,563,907
                                                                      ---------------
Total                                                                     127,321,401
-------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Forest City Enterprises Cl A                            90,249                604,668
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $191,810,762)                                                     $128,760,406
-------------------------------------------------------------------------------------



MONEY MARKET FUND (2.0%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.48%              2,689,597(b)          $2,689,597
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $2,689,597)                                                         $2,689,597
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $194,500,359)(c)                                                  $131,450,003
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(A) Securities are valued by using procedures described in Note 1 to the financial statements.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(B) Affiliated Money Market Fund -- See Note 5 to the financial statements. The rate shown is the seven-day current annualized yield at Dec. 31, 2008.

(C) At Dec. 31, 2008, the cost of securities for federal income tax purposes was approximately $194,500,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $1,759,000
     Unrealized depreciation                         (64,809,000)
     -----------------------------------------------------------
     Net unrealized depreciation                    $(63,050,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
16  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Dec. 31, 2008:

                                         FAIR VALUE AT DEC. 31, 2008
                         ----------------------------------------------------------
                              LEVEL 1        LEVEL 2
                           QUOTED PRICES      OTHER        LEVEL 3
                             IN ACTIVE     SIGNIFICANT   SIGNIFICANT
                            MARKETS FOR     OBSERVABLE  UNOBSERVABLE
DESCRIPTION              IDENTICAL ASSETS     INPUTS       INPUTS         TOTAL
-----------------------------------------------------------------------------------
Investments in
  securities                $131,450,003        $--          $--       $131,450,003




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(I) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(II) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(III)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(IV) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  17

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
DEC. 31, 2008 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers (identified cost $191,810,762)                     $128,760,406
  Affiliated money market fund (identified cost $2,689,597)                  2,689,597
--------------------------------------------------------------------------------------
Total investments in securities (identified cost $194,500,359)             131,450,003
Cash                                                                            87,365
Capital shares receivable                                                      141,587
Dividends receivable                                                         1,234,001
--------------------------------------------------------------------------------------
Total assets                                                               132,912,956
--------------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                         367,452
Accrued investment management services fees                                      2,914
Accrued distribution fees                                                       23,457
Accrued transfer agency fees                                                       860
Accrued administrative services fees                                               208
Accrued plan administration services fees                                           26
Other accrued expenses                                                          64,618
--------------------------------------------------------------------------------------
Total liabilities                                                              459,535
--------------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                        $132,453,421
--------------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                           $    187,034
Additional paid-in capital                                                 227,401,065
Undistributed net investment income                                          2,046,794
Accumulated net realized gain (loss)                                       (34,131,116)
Unrealized appreciation (depreciation) on investments                      (63,050,356)
--------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding capital stock  $132,453,421
--------------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                             NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $49,556,673            7,002,350                       $7.08(1)
Class B                     $ 7,650,571            1,089,698                       $7.02
Class C                     $   902,900              128,710                       $7.01
Class I                     $74,274,777           10,472,921                       $7.09
Class R4                    $    66,563                9,446                       $7.05
Class W                     $     1,937                  275                       $7.04
----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $7.51. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED DEC. 31, 2008 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                     $  4,999,411
Interest                                                                11
Income distributions from affiliated money market fund              33,525
  Less foreign taxes withheld                                      (25,859)
--------------------------------------------------------------------------
Total income                                                     5,007,088
--------------------------------------------------------------------------
Expenses:
Investment management services fees                                724,482
Distribution fees
  Class A                                                           89,380
  Class B                                                           54,005
  Class C                                                            5,856
  Class W                                                                3
Transfer agency fees
  Class A                                                          142,024
  Class B                                                           22,794
  Class C                                                            2,411
  Class R4                                                              23
  Class W                                                                3
Administrative services fees                                        54,052
Plan administration services fees -- Class R4                          114
Compensation of board members                                        2,428
Custodian fees                                                      10,450
Printing and postage                                                30,360
Registration fees                                                   32,165
Professional fees                                                   18,709
Other                                                                3,057
--------------------------------------------------------------------------
Total expenses                                                   1,192,316
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                 (81,629)
  Earnings and bank fee credits on cash balances                      (129)
--------------------------------------------------------------------------
Total net expenses                                               1,110,558
--------------------------------------------------------------------------
Investment income (loss) -- net                                  3,896,530
--------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                        (34,093,718)
  Foreign currency transactions                                      1,994
--------------------------------------------------------------------------
Net realized gain (loss) on investments                        (34,091,724)
Net change in unrealized appreciation (depreciation) on
  investments                                                  (43,570,427)
--------------------------------------------------------------------------
Net gain (loss) on investments                                 (77,662,151)
--------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  $(73,765,621)
--------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 DEC. 31, 2008  JUNE 30, 2008
                                                                   (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                   $  3,896,530   $  5,584,208
Net realized gain (loss) on investments                            (34,091,724)     7,805,861
Net change in unrealized appreciation (depreciation) on
  investments                                                      (43,570,427)   (47,066,092)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       (73,765,621)   (33,676,023)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (651,832)    (1,484,774)
    Class B                                                            (58,518)      (106,391)
    Class C                                                             (6,869)       (11,115)
    Class I                                                         (1,128,727)    (1,829,893)
    Class R4                                                            (1,004)        (2,902)
    Class W                                                                (24)           (56)
  Net realized gain
    Class A                                                           (513,651)   (14,679,913)
    Class B                                                            (79,805)    (2,506,709)
    Class C                                                             (9,354)      (232,761)
    Class I                                                           (772,903)    (8,717,442)
    Class R4                                                              (681)       (20,584)
    Class W                                                                (20)          (549)
---------------------------------------------------------------------------------------------
Total distributions                                                 (3,223,388)   (29,593,089)

---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                                              SIX MONTHS ENDED     YEAR ENDED
                                                                 DEC. 31, 2008  JUNE 30, 2008
                                                                   (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  $  8,556,777   $ 22,580,376
  Class B shares                                                       975,242      2,597,783
  Class C shares                                                       212,613        579,010
  Class I shares                                                    41,134,155     74,017,463
  Class R4 shares                                                        1,500          8,000
Reinvestment of distributions at net asset value
  Class A shares                                                     1,135,122     15,706,217
  Class B shares                                                       134,675      2,534,302
  Class C shares                                                        14,975        236,189
  Class I shares                                                     1,901,533     10,545,077
  Class R4 shares                                                        1,589         21,205
Payments for redemptions
  Class A shares                                                   (13,612,997)   (64,940,426)
  Class B shares                                                    (2,800,806)   (14,671,042)
  Class C shares                                                      (221,599)    (1,181,708)
  Class I shares                                                   (43,073,714)   (42,696,102)
  Class R4 shares                                                       (6,025)       (64,415)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share
  transactions                                                      (5,646,960)     5,271,929
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            (82,635,969)   (57,997,183)
Net assets at beginning of period                                  215,089,390    273,086,573
---------------------------------------------------------------------------------------------
Net assets at end of period                                       $132,453,421   $215,089,390
---------------------------------------------------------------------------------------------
Undistributed (excess of distributions over) net investment
  income                                                          $  2,046,794   $     (2,762)
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                $11.42       $15.83       $15.30       $13.44       $10.46
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .20(b)       .33(b)       .21          .30          .32
Net gains (losses) (both realized and
 unrealized)                                         (4.38)       (2.55)        1.37         2.76         2.94
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.18)       (2.22)        1.58         3.06         3.26
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.20)        (.19)        (.14)        (.18)
Distributions from realized gains                     (.07)       (1.99)        (.86)       (1.06)        (.10)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.16)       (2.19)       (1.05)       (1.20)        (.28)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.08       $11.42       $15.83       $15.30       $13.44
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $50          $86         $147         $107          $62
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.62%(e)     1.45%        1.51%        1.55%        1.57%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.42%(e)     1.40%        1.51%        1.53%        1.49%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.05%(e)     2.41%        1.41%        2.37%        3.56%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          52%          38%          47%          63%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (36.82%)(i)  (14.32%)       9.97%       24.02%       31.32%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                $11.34       $15.72       $15.20       $13.37       $10.43
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(b)       .22(b)       .05          .18          .22
Net gains (losses) (both realized and
 unrealized)                                         (4.35)       (2.52)        1.39         2.75         2.93
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.19)       (2.30)        1.44         2.93         3.15
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.09)        (.06)        (.04)        (.11)
Distributions from realized gains                     (.07)       (1.99)        (.86)       (1.06)        (.10)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.13)       (2.08)        (.92)       (1.10)        (.21)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.02       $11.34       $15.72       $15.20       $13.37
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $8          $14          $29          $27          $18
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.39%(e)     2.21%        2.27%        2.32%        2.34%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.19%(e)     2.16%        2.27%        2.30%        2.27%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.29%(e)     1.62%         .64%        1.59%        2.77%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          52%          38%          47%          63%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (37.14%)(i)  (14.92%)       9.13%       23.06%       30.31%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(j)          2008         2007         2006         2005
Net asset value, beginning of period                $11.33       $15.72       $15.20       $13.37       $10.43
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(b)       .23(b)       .05          .18          .21
Net gains (losses) (both realized and
 unrealized)                                         (4.35)       (2.54)        1.40         2.75         2.93
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.19)       (2.31)        1.45         2.93         3.14
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.06)        (.09)        (.07)        (.04)        (.10)
Distributions from realized gains                     (.07)       (1.99)        (.86)       (1.06)        (.10)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.13)       (2.08)        (.93)       (1.10)        (.20)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.01       $11.33       $15.72       $15.20       $13.37
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1           $2           $2           $1
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         2.39%(e)     2.21%        2.26%        2.32%        2.33%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     2.18%(e)     2.16%        2.26%        2.29%        2.27%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.42%(e)     1.66%         .66%        1.61%        2.79%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          52%          38%          47%          63%
--------------------------------------------------------------------------------------------------------------
Total return(h)                                    (37.16%)(i)  (14.96%)       9.18%       23.07%       30.29%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Total return does not reflect payment of a sales charge.
(i) Not annualized.
(j) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS I


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                $11.45       $15.87       $15.33       $13.46       $10.46
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(b)       .40(b)       .32          .36          .35
Net gains (losses) (both realized and
 unrealized)                                         (4.40)       (2.56)        1.35         2.76         2.95
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.18)       (2.16)        1.67         3.12         3.30
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.27)        (.27)        (.19)        (.20)
Distributions from realized gains                     (.07)       (1.99)        (.86)       (1.06)        (.10)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.18)       (2.26)       (1.13)       (1.25)        (.30)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.09       $11.45       $15.87       $15.33       $13.46
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $74         $113          $95          $57          $53
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                          .97%(e)      .91%        1.04%        1.09%        1.10%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                      .97%(e)      .91%        1.04%        1.09%        1.10%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.65%(e)     2.89%        1.87%        2.85%        4.04%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          52%          38%          47%          63%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.76%)(h)  (13.90%)      10.52%       24.55%       31.78%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Not annualized.
(i) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


CLASS R4


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(i)          2008         2007         2006         2005
Net asset value, beginning of period                $11.38       $15.79       $15.26       $13.41       $10.47
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .22(b)       .40(b)       .24          .32          .38
Net gains (losses) (both realized and
 unrealized)                                         (4.37)       (2.53)        1.37         2.75         2.89
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.15)       (2.13)        1.61         3.07         3.27
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.11)        (.29)        (.22)        (.16)        (.23)
Distributions from realized gains                     (.07)       (1.99)        (.86)       (1.06)        (.10)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.18)       (2.28)       (1.08)       (1.22)        (.33)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.05       $11.38       $15.79       $15.26       $13.41
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(c),(d)                         1.27%(e)     1.21%        1.34%        1.36%        1.39%
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d),(f),(g)                     1.02%(e)      .96%        1.34%        1.35%        1.34%
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.49%(e)     2.86%        1.58%        2.53%        3.79%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          52%          38%          47%          63%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.73%)(h)  (13.74%)      10.17%       24.22%       31.48%
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Per share amounts have been calculated using the average shares outstanding method.
(c) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(d) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(e) Adjusted to an annual basis.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(g) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(h) Not annualized.
(i) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


CLASS W


PER SHARE INCOME AND CAPITAL CHANGES(a)
Fiscal period ended June 30,                      2008(j)          2008     2007(b)
Net asset value, beginning of period                $11.37       $15.78       $18.17
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .20(c)       .34(c)       .24
Net gains (losses) (both realized and
 unrealized)                                         (4.37)       (2.55)       (1.62)
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (4.17)       (2.21)       (1.38)
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.09)        (.21)        (.15)
Distributions from realized gains                     (.07)       (1.99)        (.86)
--------------------------------------------------------------------------------------------------------------
Total distributions                                   (.16)       (2.20)       (1.01)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $7.04       $11.37       $15.78
--------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $--          $--          $--
--------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement(d),(e)                         1.45%(f)     1.35%        1.48%(f)
--------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(e),(g),(h)                     1.42%(f)     1.35%        1.48%(f)
--------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.12%(f)     2.48%        1.19%(f)
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                21%          52%          38%
--------------------------------------------------------------------------------------------------------------
Total return                                       (36.89%)(i)  (14.30%)      (7.90%)(i)
--------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from Dec. 1, 2006 (inception date) to June 30, 2007.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(h) Includes the impact of a performance incentive adjustment, if any. Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits were less than 0.01% of average net assets for the six months ended Dec. 31, 2008 and for the year ended June 30, 2008.
(i) Not annualized.
(j) Six months ended Dec. 31, 2008 (Unaudited).

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS TO DEC. 31, 2008)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource Real Estate Fund (the Fund) is a series of RiverSource Sector Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. RiverSource Sector Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Board of Directors (the Board). The Fund invests primarily in equity securities of companies operating in the real estate industry, including equities of real estate investment trusts (REITs), and other real estate related investments.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are sold without a front-end sales charge or CDSC and are offered to qualifying institutional investors.

- Class W shares are sold without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At Dec. 31, 2008, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and the RiverSource affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares. At Dec. 31, 2008, the Investment Manager and the RiverSource affiliated funds-of-funds owned approximately 56% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets,

--------------------------------------------------------------------------------
28  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
Effective July 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period. There was no impact to the Fund's net assets or results of operations upon adoption. The fair valuation measurements disclosure can be found following the Notes to Portfolio of Investments.

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost, which approximates fair value.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Fund to secure certain over-the-counter options (OTC options) trades. Cash collateral held by the Fund for such option trades must be returned to the counterparty upon closure, exercise or expiration contract. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Option contracts, including OTC option contracts, with no readily available market value are valued using quotations obtained from independent brokers as of the close of the New York Stock Exchange. The Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. At Dec. 31, 2008, and for the six months then ended, the Fund had no outstanding option contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of

--------------------------------------------------------------------------------
30  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures and options on futures are valued daily based upon the last sale price at the close of the market on the principal exchange on which they are traded. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. At Dec. 31, 2008, the Fund had no outstanding futures contracts.

FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the counterparty will not complete its contract obligations. At Dec. 31, 2008, the Fund had no outstanding forward foreign currency contracts.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, re-characterization of REIT distributions and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

RECENT ACCOUNTING PRONOUNCEMENT
The Fund has adopted FASB Staff Position No. 133-1 and FIN No. 45-4 (FSP FAS 133-1 and FIN 45-4), "Disclosures about Credit Derivatives and Certain
Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45". The amendments to FSP FAS 133-1 and FIN 45-4 require enhanced disclosures about a fund's derivative and guarantees. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows and (d) the current status of the payment/performance risk of the credit derivative. The amendments to FSP FAS 133-1 and FIN 45-4 also require additional disclosures about the current status of the payment/performance risk of a guarantee. At Dec. 31, 2008, the Fund did not

--------------------------------------------------------------------------------
32  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



own nor was it a party to any credit derivative contracts within the scope of these amendments.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Dec. 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

The Fund receives distributions from holdings in REITs which report information on the character components of their distributions annually. A portion of distributions received from REITS during the period is estimated to be capital gain and a portion is estimated to be a return of capital, which is recorded as a reduction of the cost basis of securities held. These estimates are subsequently adjusted when the actual character of the distributions are disclosed by the REITs.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets that declines from 0.84% to 0.72% annually as the Fund's assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


performance of the Lipper Real Estate Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $32,242 for the six months ended Dec. 31, 2008. The management fee for the six months ended Dec. 31, 2008 was 0.80% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial a fee for administration and accounting services at a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's assets increase. The fee for the six months ended Dec. 31, 2008 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Dec. 31, 2008, other expenses paid to this company were $749.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares.


--------------------------------------------------------------------------------
34  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has agreements with RiverSource Distributors, Inc. and RiverSource Fund Distributors, Inc. (collectively, the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") was approximately $491,000 and $10,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing Fund shares were $51,128 for Class A, $4,013 for Class B and $190 for Class C for the six months ended Dec. 31, 2008.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Dec. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.42%
Class B.............................................  2.19
Class C.............................................  2.18
Class R4............................................  1.02
Class W.............................................  1.42




--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $69,662
Class B...........................................   10,676
Class C...........................................    1,177


The waived/reimbursed fees and expenses for the plan administration services fees at the class level were as follows:

Class R4...........................................  $114


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until June 30, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the Fund's average daily net assets:

Class A.............................................  1.46%
Class B.............................................  2.23
Class C.............................................  2.22
Class I.............................................  1.01
Class R4............................................  1.31
Class W.............................................  1.46


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

EARNINGS AND BANK FEE CREDITS
During the six months ended Dec. 31, 2008, the Fund's transfer agency fees were reduced by $129 as a result of bank fee credits from overnight cash balances.

CUSTODIAN FEES
Effective Dec. 15, 2008, the Fund pays custodian fees to JPMorgan Chase Bank, N.A. Prior to Dec. 15, 2008, the Fund paid custodian fees to Ameriprise Trust Company, a subsidiary of Ameriprise Financial.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $37,645,957 and $40,437,439, respectively, for the six months ended Dec. 31, 2008. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
36  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                       SIX MONTHS ENDED DEC. 31, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                    865,096     132,843     (1,524,884)       (526,945)
Class B                     99,453      16,456       (282,962)       (167,053)
Class C                     24,425       1,843        (22,837)          3,431
Class I                  4,900,910     221,787     (4,545,346)        577,351
Class R4                       131         187           (475)           (157)
----------------------------------------------------------------------------------



                                          YEAR ENDED JUNE 30, 2008
                                      ISSUED FOR
                                      REINVESTED                       NET
                            SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
----------------------------------------------------------------------------------
Class A                  1,620,097    1,327,612    (4,675,335)      (1,727,626)
Class B                    193,231      217,558    (1,021,054)        (610,265)
Class C                     44,818       20,266       (88,461)         (23,377)
Class I                  5,791,409      883,959    (2,746,559)       3,928,809
Class R4                       569        1,795        (4,775)          (2,411)
----------------------------------------------------------------------------------


5. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investment. The cost of the Fund's purchases and proceeds from sales of shares of the RiverSource Short-Term Cash Fund aggregated $38,763,960 and $52,107,958, respectively, for the six months ended Dec. 31, 2008. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found on the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Dec. 31, 2008, can be found in the Portfolio of Investments.

6. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Oct. 16, 2008, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $475 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $175 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $650 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Dec. 31, 2008.

Under the prior credit facility which was effective until Oct. 15, 2008, the Fund had entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A., whereby the Fund was permitted to borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource funds, severally and not jointly, permitted collective borrowings up to $500 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.30%. Each borrowing under the credit facility matured no later than 60 days after the date of borrowing. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum.

7. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of

--------------------------------------------------------------------------------
38  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co., Inc. (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG). In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and the distributor of the Seligman Funds, Seligman Advisors, Inc., relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman

--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc., Seligman Data Corp. (transfer agent for the Seligman Funds) and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by Seligman is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit. Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by Seligman and not by the Seligman Funds. If the NYAG obtains injunctive relief, each of Seligman, RiverSource Investments and their affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies including those funds in the RiverSource complex of funds. Neither Seligman nor RiverSource Investments believes that the foregoing legal action or other possible actions will have a material adverse impact on Seligman, RiverSource Investments or their current or former clients, including the Seligman Funds and other investment companies managed by RiverSource Investments; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise

--------------------------------------------------------------------------------
40  RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
                      RIVERSOURCE REAL ESTATE FUND -- 2008 SEMIANNUAL REPORT  41

RIVERSOURCE REAL ESTATE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., and
                                RiverSource Fund Distributors, Inc., Members FINRA, and
                                managed by RiverSource Investments, LLC. RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2009 RiverSource Investments, LLC.                             S-6292 F (2/09)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        RiverSource Sector Series, Inc.


By /s/ Patrick T. Bannigan
   -------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -----------------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date March 4, 2009


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date March 4, 2009